T. ROWE PRICE INSTITUTIONAL EMERGING MARKETS EQUITY FUND
January 31, 2020 (Unaudited)

Portfolio of Investments‡	Shares	$ Value		Shares	$ Value
(Cost and value in $000s)			(Cost and value in $000s)
ARGENTINA 2.1%			CHILE 1.1%

Common Stocks 2.1%			Common Stocks 1.1%
MercadoLibre (USD) (1)	40,525	26,868	Banco Santander Chile, ADR
Tenaris, ADR (USD)	599,300	12,400	(USD)	1,004,347	20,127
Total Argentina			Total Chile
(Cost $23,882)		39,268	(Cost $24,330)		20,127

BELGIUM 1.0%			CHINA 26.9%

Common Stocks 1.0%			Common Stocks 23.9%
Anheuser-Busch InBev	246,730	18,613	58. com, ADR (USD) (1)	115,339	6,415
			AAC Technologies Holdings
Total Belgium			(HKD)	713,500	5,019
(Cost $23,455)		18,613
			Alibaba Group Holding, ADR
			(USD) (1)	612,784	126,595
BRAZIL 10.5%			Anhui Conch Cement, H Shares
			(HKD)	3,900,000	24,892
Common Stocks 6.1%			Baidu, ADR (USD) (1)	106,400	13,147
Ambev, ADR (USD)	1,495,600	6,222	China Longyuan Power Group,
B3	952,300	10,665	H Shares (HKD)	5,968,000	3,529
BR Malls Participacoes	1,552,305	6,695	China Mengniu Dairy (HKD)	8,500,000	31,174
Lojas Renner	1,858,145	25,005	China Resources Beer Holdings
Pagseguro Digital, Class A			(HKD)	2,402,000	11,113
(USD)(1)	195,029	6,336	CSPC Pharmaceutical Group
Porto Seguro	399,700	6,206	(HKD)	3,794,000	8,322
Raia Drogasil	1,034,283	29,896	Hengan International Group
			(HKD)	1,290,500	9,400
StoneCo, Class A (USD) (1)	230,324	10,005	Ping An Insurance Group, H
Suzano	927,000	8,559	Shares (HKD)	4,043,500	45,723
XP, Class A (USD) (1)	74,877	3,005	Sunny Optical Technology
		112,594	Group (HKD)	450,200	7,154
			TAL Education Group, ADR
Preferred Stocks 4.4%			(USD) (1)	250,364	12,493
Banco Bradesco (2)	3,655,890	28,000	Tencent Holdings (HKD)	2,452,300	116,951
Itau Unibanco Holding (2)	7,060,743	53,830	Tencent Music Entertainment
			Group, ADR (USD) (1)	495,500	6,288
		81,830	Trip. com Group, ADR (USD) (1)	434,273	13,953
Total Brazil
(Cost $148,081)		194,424			442,168
			Common Stocks - China A Shares 3.0%
			Gree Electric Appliances of
			Zhuhai, A Shares (CNH)	1,679,800	15,007
			Hangzhou Hikvision Digital
			Technology, A Shares (3)	1,935,635	9,681

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL EMERGING MARKETS EQUITY FUND

	Shares	$ Value		Shares	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

Hangzhou Hikvision Digital			INDIA 5.5%
Technology, A Shares (CNH)	202,723	1,015
Kweichow Moutai, A Shares (3)	68,513	10,072	Common Stocks 5.5%
Kweichow Moutai, A Shares			HDFC Bank	1,670,872	28,573
(CNH)	28,071	4,129	Housing Development Finance	1,339,142	45,303
Midea Group, A Shares (CNH)	976,462	7,416	Infosys	1,121,621	12,276
Yifeng Pharmacy Chain, A			Maruti Suzuki India	82,666	7,999
Shares (CNH)	687,800	8,166
			Power Grid of India	2,552,764	6,693

		55,486	Total India
Total China			(Cost $69,334)		100,844
(Cost $343,870)		497,654

			INDONESIA 2.5%
COLOMBIA 0.3%
			Common Stocks 2.5%

Common Stocks 0.3%			Astra International	31,249,700	14,426
Grupo Aval Acciones y Valores,			Bank Central Asia	13,685,300	32,339
ADR (USD)	692,018	5,847
			Total Indonesia
Total Colombia			(Cost $32,339)		46,765
(Cost $7,215)		5,847

CZECH REPUBLIC 0.4%			KUWAIT 0.5%

Common Stocks 0.4%			Common Stocks 0.5%

Komercni banka	223,497	7,682	National Bank of Kuwait	2,746,773	9,472
			Total Kuwait
Total Czech Republic			(Cost $8,731)		9,472
(Cost $8,554)		7,682

HONG KONG 2.4%			MEXICO 1.3%

Common Stocks 2.4%			Common Stocks 1.3%
			Grupo Aeroportuario del
AIA Group	4,538,200	44,969	Sureste, ADR (USD)	39,867	7,686
Total Hong Kong			Wal-Mart de Mexico	5,790,810	16,944
(Cost $25,459)		44,969
			Total Mexico
			(Cost $19,685)		24,630
HUNGARY 1.1%

Common Stocks 1.1%			NETHERLANDS 0.3%

OTP Bank	419,651	19,439	Common Stocks 0.3%

Total Hungary			Prosus (1)	84,917	6,125
(Cost $16,944)		19,439
			Total Netherlands
			(Cost $7,097)		6,125

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL EMERGING MARKETS EQUITY FUND

	Shares	$ Value		Shares	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

PERU 2.1%			Sanlam	3,572,851	17,495
			Shoprite Holdings	1,811,409	14,059
Common Stocks 2.1%
			Total South Africa
Credicorp (USD)	137,000	28,301	(Cost $95,847)		79,543
Southern Copper (USD)	294,900	11,112
Total Peru			SOUTH KOREA 11.9%
(Cost $39,740)		39,413
			Common Stocks 10.8%
PHILIPPINES 1.9%			LG Household & Health Care	51,891	54,274
			NAVER	123,841	18,468
Common Stocks 1.9%			Samsung Electronics	2,240,770	103,822
SM Investments	1,219,747	23,199	SK Hynix	305,229	23,224
Universal Robina	4,052,410	11,547
					199,788
Total Philippines
(Cost $26,961)		34,746	Preferred Stocks 1.1%
			Samsung Electronics (2)	507,668	19,845
RUSSIA 5.3%
					19,845

Common Stocks 5.3%			Total South Korea
			(Cost $137,452)		219,633
Mail. Ru Group, GDR (USD) (1)	367,849	8,655

Sberbank of Russia, ADR (USD)	4,138,862	66,019	TAIWAN 9.8%
X5 Retail Group, GDR (USD)	334,028	12,228
Yandex, Class A (USD) (1)	221,100	9,907	Common Stocks 9.8%
Total Russia			Catcher Technology	814,000	6,446
(Cost $74,004)		96,809	Largan Precision	238,000	36,968
			President Chain Store	1,475,000	14,511
SAUDI ARABIA 1.4%			Taiwan Semiconductor
			Manufacturing	10,993,219	113,386
Common Stocks 1.4%
			Uni-President Enterprises	4,289,470	10,220
Al Rajhi Bank	1,068,584	18,862
			Total Taiwan
National Commercial Bank	479,256	5,982	(Cost $106,540)		181,531
Total Saudi Arabia
(Cost $22,502)		24,844	THAILAND 2.1%

SOUTH AFRICA 4.3%			Common Stocks 2.1%
			Airports of Thailand	3,705,600	8,213
Common Stocks 4.3%
			CP ALL	13,683,100	31,102
Absa Group	716,484	6,520
			Total Thailand
Capitec Bank Holdings	92,404	8,255	(Cost $29,939)		39,315
Clicks Group	430,823	6,951
FirstRand	4,017,504	15,397
Naspers, N Shares	66,993	10,866

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL EMERGING MARKETS EQUITY FUND

	Shares	$ Value		Shares	$ Value
(Cost and value in $000s)			(Cost and value in $000s)
TURKEY 0.4%
			SHORT-TERM INVESTMENTS 3.3%
Common Stocks 0.4%
BIM Birlesik Magazalar	792,033	6,447	Money Market Funds 3.3%
Total Turkey			T. Rowe Price Government Reserve
(Cost $5,710)		6,447	Fund,
			1.57% (4)(5)	60,116,519	60,116
UNITED ARAB EMIRATES 1.5%			Total Short-Term Investments
			(Cost $60,116)		60,116
Common Stocks 1.5%
First Abu Dhabi Bank	4,432,963	18,599	Total Investments in Securities 99.9%
Network International Holdings			(Cost $1,378,738)		$1,845,973
(GBP) (1)	1,139,005	9,118	Other Assets Less Liabilities 0.1%		2,478
Total United Arab Emirates			Net Assets 100%		$1,848,451
(Cost $20,951)		27,717

‡	Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1)	Non-income producing
(2))	Preferred stocks are shares that carry certain preferential rights. The dividend rate may not be consistent each pay period and could be zero for a particular year.
(3)	China A shares held through the QFII are subject to certain restrictions.
(4)	Affiliated Companies
(5)	Seven-day yield
ADR	American Depositary Receipts
CNH	Offshore China Renminbi
GBP	British Pound
GDR	Global Depositary Receipts
HKD	Hong Kong Dollar
USD	U. S. Dollar

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL EMERGING MARKETS EQUITY FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended January 31, 2020. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

Change in Net
	Net Realized Gain		Unrealized	Investment
Affiliate		(Loss)	Gain/Loss	Income
T. Rowe Price Government Reserve Fund	$	—#	$—	$254+

Supplementary Investment Schedule
	Value	Purchase	Sales	Value
Affiliate	10/31/19	Cost	Cost	1/31/20
T. Rowe Price Government Reserve Fund	$57,811	¤	¤ $	60,116^

#	Capital gain distributions from mutual funds represented $0 of the net realized gain (loss) .
+	Investment income comprised $254 of dividend income and $0 of interest income.
¤	Purchase and sale information not shown for cash management funds.
^	The cost basis of investments in affiliated companies was $60,116.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL EMERGING MARKETS EQUITY FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Institutional Emerging Markets Equity Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

T. ROWE PRICE INSTITUTIONAL EMERGING MARKETS EQUITY FUND

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also

T. ROWE PRICE INSTITUTIONAL EMERGING MARKETS EQUITY FUND

consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on January 31, 2020 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Common Stocks	$326,707	$ 1,357,475	$ —	1,684,182
Preferred Stocks	—	101,675	—	101,675
Short-Term Investments	60,116	—	—	60,116
Total	$386,823	$ 1,459,150	$ —	1,845,973